Interim Condensed Consolidated Statements of Financial Position - HKD ($)	Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
ASSETS
Equipment, net	$ 29,542		$ 64,991		$ 135,892
Right-of-use assets	263,123		438,539		789,369
Non-current assets	292,665		503,530		925,261
Current assets:
Intangible assets			3,107,201
Deposits and prepayments	25,529,737		11,278,456		290,814
Amount due from related parties			1,219,865
Amount due from a shareholder					2,950,434
Amount due from joint operation parties	20,412,892		1,759,280
Investment on event projects	17,020,085		6,288,244
Contract assets			57,000		4,337,713
Inventory	353,290		305,307
Accounts and other receivables	16,840,037		17,082,085		826,687
Cash and bank balances	10,534,848		17,135,719		3,817,083
Total current assets	90,690,889		58,233,157		12,222,731
TOTAL ASSETS	90,983,554		58,736,687		13,147,992
Non-current liabilities:
Bank borrowings	5,648,598		5,859,581		3,093,858
Lease liabilities			122,559		601,853
Total non-current liabilities	5,648,598		5,982,140		3,695,711
Current liabilities:
Bank borrowings, current portion	3,374,713		7,978,822		642,015
Lease liabilities, current portion	364,374		534,235		178,001
Tax payable	111,885		2,088,347		988,347
Amount due to a shareholder	1,844,451		1,839,193
Amount due to a related party			288,350
Contract liabilities					3,569,274
Trade and other payables	48,404,774		31,099,006		1,573,583
Total current liabilities	54,100,197		43,827,953		6,951,220
TOTAL LIABILITIES	59,748,795		49,810,093		10,646,931
SHAREHOLDERS’ EQUITY
Subscription receivables	(3,974)		(3,974)		(3,974)
Reserves	61,299,872		2,011,663		2,011,663
Retained earnings / (accumulated deficit)	(30,064,023)		6,916,594		491,061
TOTAL SHAREHOLDERS’ EQUITY	31,234,759		8,926,594		2,501,061
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	90,983,554		58,736,687		13,147,992
Class A ordinary shares [member]
SHAREHOLDERS’ EQUITY
Ordinary Shares, value	2,806	[1]	2,233	[2]	2,233	[2]
Class B ordinary shares [member]
SHAREHOLDERS’ EQUITY
Ordinary Shares, value	$ 78		$ 78	[2]	$ 78	[2]

[1]	The shares amounts are presented on a retroactive basis.
[2]	The shares amounts are presented on a retroactive basis.